Cover	Jan. 31, 2024
Cover [Abstract]
Local Phone Number	990-7040
Entity Address, Postal Zip Code	90018
Entity Address, Address Line One	3102 36th Street
Entity Address, State or Province	CA
Entity Address, City or Town	Los Angeles
City Area Code	323
Document Period End Date	Jan. 31, 2024
Document Type	8-K
Entity Tax Identification Number	27-1159215
Entity File Number	001-41069
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	SWEETGREEN, INC.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	SG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001477815
Amendment Flag	false